Short-Term And Long-Term Loans	12 Months Ended
Dec. 31, 2014
Short-Term And Long-Term Loans
16.	SHORT-TERM AND LONG-TERM LOANS

	December 31, 2014	December 31, 2013
- $500 million syndicated revolving credit facility [a]	—	—
- $200 million non-revolving senior secured term loan [b]	—	70.0
- La Cima revolving senior secured credit facility [c]	42.0	—
- $1 billion notes issue [d]	991.3	990.0
- $1 billion syndicated revolving credit facility [e]	—	—
- $70 million senior secured revolving credit facility [f]	35.0	35.0
- $1,510 million term loan and revolving credit facility [g]	626.0	773.5
- R1,500 million Nedbank revolving credit facility [h]	129.8	145.1
- Other loans [i]	86.8	46.5

	1,910.9	2,060.1
Short-term loans and current portion of long-term loans	(140.2)	(121.5)

Total long-term loans	1,770.7	1,938.6

(a) $500 million syndicated revolving credit facility

On February 15, 2013, this facility was refinanced by drawing down under the $1,510 million term loan and revolving credit facility as detailed in 16(g). The facility was also cancelled on February 15, 2013.

	December 31, 2014	December 31, 2013
Opening balance	—	104.0
Loans repaid	—	(104.0)

Closing balance	—	—

(b) $200 million non-revolving senior secured term loan

On September 17, 2010, La Cima entered into a non-revolving senior secured term loan for up to $200.0 million with The Bank of Nova Scotia and Banco de Credito del Peru. The purpose of this facility was to repay the La Cima outstanding subordinated loans with its affiliates and to finance its working capital requirements. The loan bore interest at LIBOR plus a margin of 2.00% per annum.

On September 22, 2010, the lenders advanced $200 million to La Cima under this facility. The facility amount was repayable in 20 equal quarterly instalments of $10 million each. During fiscal year ended December 31, 2014, $30.0 million was repaid (fiscal 2013: $40.0 million), all in accordance with the agreement terms.

On December 19, 2014, the outstanding balance of $40.0 million under this facility was refinanced by drawing down under the La Cima revolving senior secured credit facility as detailed in (c) below. This facility was also cancelled on December 19, 2014.

Borrowings under the non-revolving senior secured term loan were secured by first-ranking assignments of all rights, title and interest in all of La Cima’s concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima would be subject to an account control agreement and a first ranking charge in favor of the lenders. This facility was non-recourse to the rest of the Group.

	December 31, 2014	December 31, 2013
Opening balance	70.0	110.0
Loans repaid	(70.0)	(40.0)

Closing balance	—	70.0

(c) La Cima revolving senior secured credit facility

On December 16, 2014, La Cima entered into a revolving senior secured credit facility for up to $200 million. The purpose of this facility was to refinance the $200.0 million non-revolving senior secured term loan, to finance its working capital requirements and for general corporate purposes. The final maturity date of this facility is three years from the agreement date. On the agreement date, the total commitments amounted to $75.0 million.

The loan bears interest at LIBOR plus a margin of 1.625% per annum. Borrowings under the revolving senior secured credit facility are secured by first-ranking assignments of all rights, title and interest in all of La Cima’s concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima are subject to an account control agreement and a first-ranking charge in favour of the lenders. This facility is non-recourse to the rest of the Gold Fields Group.

Where the utilization under this facility is less than or equal to $66,666,666, a utilization fee of 0.075% per annum will be payable on the amount of utilizations. Where the utilization under this facility is greater than $66,666,666 and less than or equal to $133,333,333, a utilization fee of 0.15% per annum will be payable on the amount of utilizations. Where the utilization under this facility is greater than $133,333,333, a utilization fee of 0.25% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears.

The borrowers are required to pay a quarterly commitment fee of 0.65% per annum on the undrawn amount.

On December 19, 2014, La Cima drew down $42.0 million under this facility.

The outstanding balance under this facility at December 31, 2014 was $42.0 million.

Subsequent to year-end, on January 19, 2015, the total commitments were increased by $75.0 million to $150.0 million.

	December 31, 2014	December 31, 2013
Loans advanced	42.0	—

Closing balance	42.0	—

(d) $1 billion notes issue

On September 30, 2010, Orogen issued $1,000,000,000 4.875% guaranteed notes, or the Notes, due October 7, 2020. The payment of all Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited, Sibanye Gold, GFO and GF Holdings, or together, the Guarantors, on joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment among themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively.

The transaction costs of $13.6 million were deducted from the liability on initial measurement. These costs will unwind over the period of the Notes as an interest expense.

Gold Fields used a portion of the net proceeds of the offering of the Notes to repay certain existing indebtedness of the Group and the balance of the net proceeds for general corporate purposes.

An indemnity agreement (“the Indemnity Agreement”) has been entered into between the Guarantors, pursuant to which the Guarantors (other than Sibanye Gold) hold Sibanye Gold harmless from and against any and all liabilities and expenses which may be incurred by Sibanye Gold under or in connection with the Notes, including any payment obligations by Sibanye Gold to the noteholders or the trustee of the Notes pursuant to the guarantee of the Notes, all on the terms and subject to the conditions contained therein. The Indemnity Agreement will remain in place for as long as Sibanye Gold’s guarantee obligations under the Notes remain in place. In addition, for as long as Sibanye Gold remains a guarantor, Gold Fields is required to pay an annual guarantee fee to Sibanye Gold of 0.25% of the value of the Notes, payable semi-annually. This fee can vary based on Gold Fields credit rating.

	December 31, 2014	December 31, 2013
Opening balance	990.0	988.8
Unwinding of transaction costs	1.3	1.2

Closing balance	991.3	990.0

(e) $1 billion syndicated revolving credit facility

On February 15, 2013, this facility was refinanced by drawing down under the $1,510 million term loan and revolving credit facility as detailed in 16(g). The facility was also cancelled on February 15, 2013.

	December 31, 2014	December 31, 2013
Opening balance	—	666.0
Loans repaid	—	(666.0)

Closing balance	—	—

(f) $70 million senior secured revolving credit facility

On December 22, 2010, GF Ghana and Abosso entered into a $60 million reducing senior secured revolving credit facility, which became available on February 21, 2011. The available facility amount reduces annually on each anniversary date being 21 February, from $60 million to $43 million to $35 million in the last and final year with the final maturity date being February 21, 2014. The final maturity date was subsequently extended to May 21, 2014. The purpose of this facility is for general corporate purposes, working capital purposes and/or capital expenditure purposes, including the purchase of a yellow vehicle fleet.

On May 6, 2014, the facility was amended and increased to $70 million. The final maturity date of the new facility is three years from the financial close date (May 6, 2017).

The loan bears interest at LIBOR plus a margin of 2.40% per annum. The borrowers are required to pay a quarterly commitment fee of 1.00% per annum.

Borrowings under the facility are guaranteed by GF Ghana and Abosso and further secured by the registration of security over certain fleet vehicles owned by GF Ghana and Abosso, or the Secured Assets. In addition, the lenders are noted as first loss payees under the insurance contracts in respect of the Secured Assets and are assigned the rights under the maintenance contracts between certain suppliers of the Secured Assets. This facility is non-recourse to the rest of the Group.

During 2014, the outstanding balance of $35.0 million under the initial facility was refinanced by drawing down $35.0 million under the amended facility.

The outstanding borrowings for GF Ghana on December 31, 2014 were $35.0 million (December 31, 2013: $35.0 million).

	December 31, 2014	December 31, 2013
Opening balance	35.0	—
Loans advanced	35.0	35.0
Loans repaid	(35.0)	—

Closing balance	35.0	35.0

(g) $1,510 million term loan and revolving credit facility

On November 28, 2012, Orogen, GFO and GFI Joint Venture Holdings (Pty) Limited, or GFIJVH (collectively “the Borrowers”) entered into a $900 million term loan and revolving credit facility, or the $900 million facility. The $900 million facility comprises a $450 million three-year term loan tranche, or Facility A and a $450 million five-year revolving tranche, or Facility B. In addition to the $900 million facility, Orogen, GFO and GFIJVH entered into a $600 million bridge loan to bond issue facility, or the US$ bridge facility. The $ bridge facility had a 21-month maturity.

The purpose of the $900 million facility was to refinance the existing $1 billion syndicated revolving credit facility and the $500 million syndicated revolving credit facility on the spin-off of Sibanye Gold in February 2013 and for general corporate and working capital purposes. The final maturity dates of Facility A and Facility B are November 28, 2015 and November 28, 2017, respectively, with the $ bridge facility maturing on August 28, 2014.

Subsequent to entering into the $900 million facility, the facility was syndicated to a wider bank group and received an oversubscription which allowed the Borrowers to increase the facility amount to $1,440 million on January 30, 2013, or the $1,440 million facility. Accordingly, the amounts of Facility A and Facility B both increased to $720 million. As a result of this oversubscription, the Borrowers cancelled the $ bridge facility on January 30, 2013.

On July 22, 2013, the agreement was amended and Facility A was decreased to a $100 million while a third $620 million revolving tranche, or Facility C was added. Facility C was due to mature on November 28, 2015.

On June 18, 2014, the agreement was amended and Facility A was increased to $120 million while Facility C was increased to $670 million. $75 million of Facility A matures on November 28, 2015 and the remaining portion of $45 million matures on November 28, 2017, facility C matures on November 28, 2017.

Borrowings under Facility A bear interest at LIBOR plus an initial margin of 2.45% per annum, borrowing under Facility B bear interest at LIBOR plus an initial margin of 2.25% per annum and borrowings under Facility C bear interest at LIBOR plus an initial margin of 2.00%. The initial margins detailed above are based on the current long term credit rating assigned to Gold Fields and could either increase or decrease depending on the changes in the long term credit rating of Gold Fields.

Where the utilization under Facility B is less than or equal to 33 1/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under Facility B is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations. Where the utilization under Facility B is greater than 66 2/3%, a utilization fee of 0.60% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.90% per annum under Facility B on the undrawn amount.

Where the utilization under Facility C is less than or equal to 33 1/3%, a utilization fee of 0.15% per annum will be payable on the amount of utilizations. Where the utilization under Facility C is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.30% per annum will be payable on the amount of utilizations. Where the utilization under Facility C is greater than 66 2/3%, a utilization fee of 0.45% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.80% per annum under Facility C on the undrawn amount.

The facility was undrawn at December 31, 2012.

On February 15, 2013, the $1 billion and the $500 million syndicated revolving credit facilities were refinanced by drawing down $720.0 million under this facility.

On various dates during 2014, Orogen made additional drawdowns of $41.5 million (fiscal 2013: $173.0 million) under this facility. Orogen repaid $189.0 million (fiscal 2013: $119.5 million) during 2014 under this facility.

The outstanding balance under this facility at December 31, 2014 was $626.0 million (December 31, 2013: $773.5 million).

Borrowings under the $1,510 million facility are guaranteed by Gold Fields, GF Holdings, Orogen, GFO and GFIJVH.

	December 31, 2014	December 31, 2013
Opening balance	773.5	—
Loans advanced	41.5	893.0
Loans repaid	(189.0)	(119.5)

Closing balance	626.0	773.5

(h) R1,500 million Nedbank revolving credit facility

On March 1, 2013, Nedbank, GFIJVH and GFO entered into a R1,500 million revolving credit facility. The purpose of the facility is to fund Gold Fields’ capital expenditure and general corporate and working capital requirements. The final maturity date of this facility is March 7, 2018.

The facility bears interest at JIBAR plus a margin of 2.50% per annum. The borrowers are required to pay a commitment fee of 0.85% per annum every six months on the undrawn amount.

On March 8, 2013, each of GFO and GFIJVH drew down $37.7 million under this facility. On each of June 10, 2013 and September 10, 2013, each of GFO and GFIJVH drew down an additional $17.2 million and $22.8 million, respectively, under this facility.

The outstanding balance under this facility at December 31, 2014 was $129.8 million (December 2013, 31: $145.1 million).

Borrowings under the facility are guaranteed by Gold Fields, GFO, GFH, Orogen and GFIJVH.

	December 31, 2014	December 31, 2013
Opening balance	145.1	—
Loans advanced	—	155.5
Translation adjustment	(15.3)	(10.4)

Closing balance	129.8	145.1

(i) Other loans

Short-term rand credit facilities: The Group utilized uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements of the South African operations. The total draw downs for continuing operations were $299.2 million in fiscal year ended December 31, 2014 (fiscal 2013: $2,094.2 million) and for discontinued operations $nil in fiscal year ended December 31, 2014 (fiscal 2013: $25.4 million). Total repayments for continuing operations were $276.2 million in fiscal year ended December 31, 2014 (fiscal 2013: $2,041.8 million) and for discontinued operations $nil in fiscal year ended December 31, 2014 (fiscal 2013: $164.0 million).

During 2013, these facilities were primarily utilized to recapitalize Sibanye Gold as part of the spin-off.

These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities are guaranteed by Gold Fields Limited.

On February 18, 2013, the outstanding borrowings of Sibanye Gold amounting to $142.4 million were refinanced by drawing down under the Rand bridge loan facilities as detailed below.

The outstanding borrowings of Gold Fields under these facilities at December 31, 2014 were $65.2 million (December 31, 2013: $46.5 million).

R3.5 billion long-term revolving credit facilities: Sibanye Gold and GFO, or the borrowers entered into various revolving credit facilities with some of the major banks with tenors between three and five years. The purpose of the facilities was to finance capital expenditure, general corporate and working capital requirements and to refinance existing borrowings.

The outstanding borrowings of Sibanye Gold under these facilities at December 31, 2012 were US$350.0 million.

On February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below and were also cancelled on February 18, 2013.

R1.0 billion long-term revolving credit facilities: GFO and GFIJVH, or the Borrowers entered into various revolving credit facilities with some of the major banks with three year tenors. The purpose of the facilities is to finance capital expenditure, general corporate and working capital requirements.

The Borrowers are required to pay a commitment fee of between 1% and 1.05% per annum on the undrawn and uncancelled amounts of the facilities, calculated and payable semi-annually in arrears.

In summary the facilities are:

- a R500.0 million ($43.3 million) Rand Merchant Bank revolving credit facility entered into on June 19, 2013 and maturing on June 20, 2016 at JIBAR plus 2.5%;

- a R500.0 million ($43.3 million) Standard Bank revolving credit facility entered into on December 20, 2013 and maturing on December 21, 2016 at JIBAR plus 2.75%;

Borrowings under these facilities are guaranteed by Gold Fields, GFO, GFH, Orogen and GFIJVH.

These facilities were unutilised during the year ended December 31, 2013.

During the year ended December 31, 2014, each of GFO and GFIJVH drew down US$23.1 million (R250.0 million) under the R500.0 million Rand Merchant Bank facility. On December 12, 2014, each of GFO and GFIJVH repaid US$10.8 million (R125.0 million), under the R500.0 million Rand Merchant Bank facility.

The outstanding balance under the facilities at December 31, 2014 was US$21.6 million (R250.0 million).

Rand bridge loan facilities: On November 28, 2012, Sibanye Gold entered into a R6.0 billion term loan and revolving credit facilities to refinance Sibanye Gold’s debt as detailed above under the other rand long-term revolving credit facilities and the other rand short-term credit facilities on spin-off of Sibanye Gold, with the balance of the Rand bridge loan facilities to be used to fund Sibanye Gold’s ongoing capital expenditure, working capital and general corporate expenditure requirements.

The facility was undrawn at December 31, 2012.

On February 18, 2013, the date of spin-off, the rand revolving credit facilities and the short-term rand credit facilities were refinanced by Sibanye Gold drawing down under this facility.

Following the unbundling of Sibanye Gold in 2013, the Group has no access to this facility.

Summary of other loans

	December 31, 2014	December 31, 2013
Opening balance	46.5	492.4
Loans advanced
- continuing operations	345.4	2,094.2
- discontinued operations	—	542.4
Loans repaid
- continuing operations	(297.8)	(2,041.8)
- discontinued operations	—	(503.4)
Spin-off of Sibanye Gold	—	(531.4)
Translation	(7.3)	(5.9)

Closing balance	86.8	46.5

Debt maturity ladder

The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2014 and December 31, 2013 is tabulated below:

Maturity	December 31, 2014	December 31, 2013
1 year	140.2	121.5
2 years	21.6	750.0
3 years	628.0	—
4 years	129.8	53.5
5 years and thereafter	991.3	1,135.1

	1,910.9	2,060.1

At December 31, 2014, the Group was in compliance with its debt covenants.